Note 9 - Goodwill (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill	$ 1,501,450	$ 1,395,383	$ 1,179,825
FirstService Brands Segment [Member]
Goodwill	1,151,414	$ 1,057,516	$ 859,507
FirstService Brands Segment [Member] | Roofing Reporting Unit [Member]
Goodwill	$ 363,466
Reporting Unit, Percentage of Fair Value in Excess of Carrying Amount	5.00%
Change of The Multiple for Measurement	0.5
Change in Fair Value due to Multiple Decrease	5.00%
Decrease in EBITDA, Percent	3.00%
Change in Fair Value Due to EBITDA Decrease, Percent (Rate)	3.00%